Investments in Associates - Summarized Financial Information of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current assets	$ 239,504	$ 254,148
Non-current assets	59,407	51,650
Current liabilities	(53,649)	(71,738)
Non-current liabilities	(16,827)	(12,244)
Total equity	228,435	221,816	$ 222,826	$ 197,175
Carrying amount of the investment	935	864	861
Revenue	338,160	425,940	425,215
Profit /(loss) for the year	(951)	7,446	13,528
Share of loss of associates	(3)	(3)	$ (3)
Siam Pacific Holding Company Limited [Member]
Disclosure of associates [line items]
Current assets	3	9
Non-current assets	2,103	1,938
Current liabilities	(3)	(3)
Non-current liabilities	(196)	(181)
Total equity	$ 1,907	$ 1,763
Percentage of equity interest	49.00%	49.00%	49.00%
Carrying amount of the investment	$ 935	$ 864
Profit /(loss) for the year	(6)	(5)	$ (5)
Share of loss of associates	$ (3)	$ (3)	$ (3)